Financial instruments risks - Summary of Allowances, Loan Commitments and Financial Guarantees (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	$ 20,193,284,959
Financial assets at end of period	28,583,333,619	$ 20,193,284,959
Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	149,659,465
Financial assets at end of period	747,460,478	149,659,465
Allowances for ECL | Loan Committments And Financial Guarantees
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	29,966,455	17,108,608
New loan commitments and financial guarantees originated	15,857,673	25,169,192
Expirations and repayments	(7,280,943)	(7,792,528)
Write-offs	(1,224)	(1,759)
Foreign exchange	347,027	545,588
Inflation adjustment	(7,897,703)	(12,780,242)
Financial assets at end of period	21,843,570	29,966,455
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	7,777,273	4,776,186
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(6,953,826)	(3,139,724)
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	1,760,250	1,172,746
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(1,427,551)	(761,600)
Allowances for ECL | Loan Committments And Financial Guarantees | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(10,303,861)	5,669,988
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	23,063,597	13,440,687
New loan commitments and financial guarantees originated	14,308,826	23,952,714
Expirations and repayments	(5,545,226)	(6,023,488)
Write-offs	0	0
Foreign exchange	333,104	515,858
Inflation adjustment	(5,929,875)	(10,064,385)
Financial assets at end of period	15,000,180	23,063,597
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(9,589,325)	(3,203,090)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	6,443,367	2,547,506
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(89,506)	(59,660)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	205,808	51,341
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(8,200,590)	1,906,114
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	837,702	372,653
New loan commitments and financial guarantees originated	407,771	190,037
Expirations and repayments	(575,142)	(319,791)
Write-offs	(1,224)	(1,759)
Foreign exchange	0	0
Inflation adjustment	(194,732)	(279,249)
Financial assets at end of period	1,009,289	837,702
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	1,981,330	1,320,133
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(1,594,327)	(804,251)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	147,911	359,929
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	6,398	725
New loan commitments and financial guarantees originated	48,182	0
Expirations and repayments	(7,603)	(67)
Write-offs	0	0
Foreign exchange	0	0
Inflation adjustment	(15,609)	(6,447)
Financial assets at end of period	61,945	6,398
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	24,733	107
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(109,715)	(29,918)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	115,559	41,998
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	6,043,921	3,286,187
New loan commitments and financial guarantees originated	1,091,790	948,246
Expirations and repayments	(1,150,125)	(1,435,318)
Write-offs	0	0
Foreign exchange	13,775	19,911
Inflation adjustment	(1,754,886)	(2,407,745)
Financial assets at end of period	5,763,506	6,043,921
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	17,366,598	7,973,200
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(13,393,000)	(5,681,358)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(131,415)	(87,820)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	61,086	21,220
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(2,384,238)	3,407,398
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	14,837	8,356
New loan commitments and financial guarantees originated	1,104	78,195
Expirations and repayments	(2,847)	(13,864)
Write-offs	0	0
Foreign exchange	148	9,819
Inflation adjustment	(2,601)	(22,416)
Financial assets at end of period	8,650	14,837
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	6,076
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(4,193)	(5,872)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(24,892)	(14)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	9,597	8
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	$ 17,497	$ (45,451)